Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Entity File Number	000-49819
Entity Registrant Name	GLOBAL ARENA HOLDING, INC.
Entity Central Index Key	0001138724
Entity Tax Identification Number	33-0931599
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1159 2nd Avenue
Entity Address, Address Line Two	Ste. 454
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	(646)
Local Phone Number	801-5524
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false